Income Taxes - Summary of Reconciliation Between Income Taxes Computed at the U.S. Statutory Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Benefit for income taxes at 21% rate	$ (7,171)	$ (8,509)	$ (7,641)
State taxes, net of federal benefit	(1,227)	(947)	(2,161)
Change in valuation allowance	975	1,016	0
Rate change	775	2,856	0
Credits	(602)	(811)	(541)
Permanent differences and other	47	307	(41)
Revaluation of warrants	(1,106)	1,572	(49)
Uncertain tax provision	9	226	(984)
Foreign withholding tax	116	420	0
Foreign rate differential	(1,573)	(1,448)	(1,524)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Payment Arrangement, Amount	1,517	0	0
Income Tax Reconciliation Transaction Related Expense	(1,454)	0	0
Total income tax benefit	$ (9,694)	$ (5,318)	$ (12,941)
Effective Income Tax Rate Reconciliation Benefit For Income Taxes	21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	3.50%	2.30%	6.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(2.90%)	(2.50%)	0.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	(2.30%)	(7.00%)	0.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	1.80%	2.00%	1.50%
Effective Income Tax Rate Reconciliation Permanent Differences And Others	(0.10%)	(0.80%)	0.10%
Effective Income Tax Rate Reconciliation Revaluation Of Warrants	3.20%	(3.90%)	0.10%
Effective Income Tax Rate Reconciliation Uncertain Tax Positions	0.00%	(0.60%)	2.70%
Effective Income Tax Rate Reconciliation Foreign Withholding Tax	(0.30%)	(1.00%)	0.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	4.60%	3.60%	4.20%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Payment Arrangement, Percent	(4.40%)	0.00%	0.00%
Effective Income Tax Rate Reconciliation Transaction Related Expense	4.30%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Percent	28.40%	13.10%	35.60%